FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	$ 299,871	$ 324,108	$ 325,080
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	33,348	37,062	33,595
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	21,288	26,392	22,985
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	4,642	4,757	4,089
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	6,347	4,975	4,678
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1,028	891	1,828
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	121,688	146,041	161,102
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	47,389	67,642	70,527
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	32,703	34,046	43,916
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	36,342	38,684	41,176
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,392	2,508	2,931
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,085	1,966	2,027
Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	39,129	45,600	38,742
Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	72,799	64,635	59,868
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	32,908	30,769	31,773
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	22,217	21,357	20,975
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	6,184	5,651	7,317
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,142	1,787	2,060
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	27,792	32,293	27,635
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	27,038	30,888	26,889
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	20,826	26,191	22,519
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	37	32	31
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	5,727	4,168	3,642
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	442	492	696
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	754	1,405	746
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	280	541	316
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	9	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	253,682	275,453	282,233
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	6,216	6,114	6,652
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	387	151	425
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	4,592	4,718	4,048
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	620	807	1,036
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	581	397	1,127
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	117,985	141,522	156,884
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	47,050	67,047	70,149
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	32,177	33,501	43,389
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	34,431	36,614	38,870
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,000	2,139	2,403
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,034	1,907	2,003
Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	39,129	45,600	38,742
Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	60,321	53,900	50,273
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	30,032	28,317	29,682
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	22,217	21,357	20,975
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	6,181	5,651	7,317
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1,550	1,261	1,363
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	18,398	16,362	15,212
Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[2]	100		0
Level 3 | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value		0		0
Level 3 | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[2]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	94	61	55
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	75	50	40
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	13	7	9
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	6	3	5
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,950	3,114	3,471
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	59	54	61
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	526	546	527
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	1,902	2,070	2,306
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	392	369	528
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	51	59	24
Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	12,478	10,736	9,595
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	2,876	2,452	2,091
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	0	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	3	0	0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities measured at fair value	[1]	$ 592	$ 526	$ 697

[1]	Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented
[2]	The range of inputs is not disclosed, as there is a dispersion of values given the diverse nature of the investments.